Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2017
Share-based payment plans
Schedule of total share based compensation expense

	For the year ended
	December 31,
	2017	2016
Share appreciation rights:
Cash-settled	$12.2	$(5.2)
Equity-settled	7.8	6.9
Restricted stock units:
Equity-settled	2.9	—
Deferred share units:
Equity-settled	0.9	0.4
Executive compensation settlement (note 8)	—	11.9
Accelerated vesting of share-based payment awards (note 9)	33.1	—
Share matching program	0.3	0.1
Employee share purchase plan	0.7	0.6
	$57.9	$14.7

Cash-settled SARs
Share-based payment plans
Schedule of summary of instruments

	2017			2016
		Weighted			Weighted
		average			average
	Number	exercise price		Number	exercise price
	of SARs	per SAR		of SARs	per SAR
SARs outstanding, beginning of year	3,031,760	C$	79.64	2,103,627	C$	80.39
SARs issued	25,523		68.56	1,135,266		75.48
SARs exercised	(227,633)		54.54	(147,665)		54.06
SARs cancelled	(190,793)		81.53	(59,468)		90.06
SARs outstanding, end of year	2,638,857	C$	81.56	3,031,760	C$	79.64
SARs exercisable, end of year	1,651,216	C$	83.61	1,323,249	C$	78.92

Schedule of summary of outstanding SARs

	As at December 31, 2017
	SARs outstanding				SARs exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average			average	average
		remaining	exercise			remaining	exercise
	Number	contractual	price per		Number	contractual	price per
Prices per share	of SARs	life (in years)	SAR		of SARs	life (in years)	SAR
C$56.95 to C$70.46	612,364	7.7	C$	66.65	195,833	5.6	C$	66.15
C$71.25 to C$82.73	825,143	1.9		82.02	608,331	1.4		81.97
C$83.60 to C$90.48	863,475	2.5		86.82	621,825	2.3		86.92
C$93.30 to C$97.93	337,875	2.4		94.07	225,227	2.4		94.07
	2,638,857	3.5	C$	81.57	1,651,216	2.4	C$	83.61

	As at December 31, 2016
	SARs outstanding				SARs exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average			average	average
		remaining	exercise			remaining	exercise
	Number	contractual	price per		Number	contractual	price per
Prices per share	of SARs	life (in years)	SAR		of SARs	life (in years)	SAR
C$40.61 to C$51.95	123,592	0.6	C$	48.58	123,592	0.6	C$	48.58
C$56.95 to C$69.73	738,579	7.8		65.92	161,005	1.1		62.54
C$78.54 to C$82.73	887,472	2.8		82.10	554,515	1.9		81.86
C$83.60 to C$90.48	923,242	3.5		86.82	364,546	3.1		87.00
C$92.13 to C$97.93	358,875	3.4		94.06	119,591	3.4		94.06
	3,031,760	4.2	C$	79.64	1,323,249	2.1	C$	78.92

Schedule of fair value measurements of other equity instruments

	December 31,				December 31,
	2017				2016
Risk-free interest rate	1.7%	-	1.9%		0.7%	-	1.4%
Dividend yield			1.8%				2.2%
Expected award lives	1	-	78	months	1	-	84	months
Volatility	14%	-	25%		20%	-	26%

Equity-settled SARs
Share-based payment plans
Schedule of summary of instruments

	2017			2016
		Weighted			Weighted
		average			average
	Number	exercise price		Number	exercise price
	of SARs	per SAR		of SARs	per SAR
SARs outstanding, beginning of year	3,161,657	C$	78.04	2,233,299	C$	81.18
SARs issued	499,339		75.32	1,161,900		68.09
SARs exercised	(201,155)		63.07	(189,708)		53.65
SARs cancelled	(121,693)		76.02	(43,834)		80.08
SARs outstanding, end of year	3,338,148	C$	78.61	3,161,657	C$	78.04
SARs exercisable, end of year	1,812,010	C$	83.50	1,395,572	C$	82.70

Schedule of summary of outstanding SARs

	As at December 31, 2017
	SARs outstanding				SARs exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average			average	average
		remaining	exercise			remaining	exercise
	Number	contractual	price per		Number	contractual	price per
Prices per share	of SARs	life (in years)	SAR		of SARs	life (in years)	SAR
C$65.82 to C$69.86	1,216,810	9.0	C$	66.64	211,750	8.9	C$	66.72
C$72.33 to C$85.82	1,347,504	3.7		83.98	847,093	1.9		83.72
C$87.70 to C$95.67	773,834	1.9		88.05	753,167	1.9		87.96
	3,338,148	5.2	C$	78.60	1,812,010	2.7	C$	83.50

	As at December 31, 2016
	SARs outstanding				SARs exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average			average	average
		remaining	exercise			remaining	exercise
	Number	contractual	price per		Number	contractual	price per
Prices per share	of SARs	life (in years)	SAR		of SARs	life (in years)	SAR
C$40.61 to C$66.72	1,179,971	9.2	C$	65.45	94,071	0.8	C$	51.22
C$71.22 to C$85.82	1,202,352	3.1		83.89	774,845	2.6		83.00
C$87.70 to C$95.67	779,334	2.9		88.05	526,656	2.9		87.89
	3,161,657	5.3	C$	78.04	1,395,572	2.6	C$	82.70

Restricted share units
Share-based payment plans
Schedule of summary of instruments

	RSUs				Replacement RSUs
		Weighted				Weighted
		average				average
		remaining	Weighted			remaining	Weighted
		vesting	average			vesting	average
	Number	period	grant date		Number	period	grant date
	of RSUs	(in years)	fair value		of RSUs	(in years)	fair value
RSUs outstanding, beginning of year	—	—	C$	—	—	—	$—
RSUs granted	590,663	3.0		79.68	—	—	—
RSUs acquired (note 9)	—	—		—	592,038	1.3	54.57
RSUs vested	—	—		—	(100,269)	—	54.57
RSUs cancelled	—	—		—	(21,668)	—	54.57
RSUs outstanding, end of year	590,663	3.0	C$	79.68	470,101	1.3	$54.57

Deferred share units
Share-based payment plans
Schedule of summary of instruments

	2017			2016
		Weighted			Weighted
		average			average
	Number	issue price		Number	issue price
	of DSUs	per DSU		of DSUs	per DSU
DSUs outstanding, beginning of year	62,099	C$	44.93	79,867	C$	40.81
DSUs issued	18,042		69.24	8,756		81.36
DSUs redeemed	(681)		81.42	(26,524)		44.56
DSUs outstanding, end of year	79,460	C$	50.13	62,099	C$	44.93

Equity-settled SARs, RSUs and DSUs
Share-based payment plans
Schedule of fair value measurements of other equity instruments

Risk-free interest rate	0.6%	-	1.9%
Dividend yield	1.5%	-	2.2%
Expected award lives	5	-	84	months
Volatility	17%	-	25%